Related party transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions
Loan receivable	¥ 0	¥ 73,330	¥ 73,330
Interest receivable	0	8,928	1,584
Venture capital fund ("Fund")
Related party transactions
Interest income of loans receivable:	¥ 5,188	¥ 7,344	¥ 1,584